Rafferty Asset Management, LLC

Direxion Advisors, LLC

1301 Avenue of the Americas (6th Avenue)

28th Floor

New York, NY 10019

March 4, 2020

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the Funds listed on Appendix A that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated February 28, 2020, filed electronically as Post-Effective Amendment No. 260 to the Trust’s Registration Statement on Form N-1A on February 27, 2020.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC/Direxion Advisors, LLC at (646) 572-3463 or Stacy L. Fuller of K&L Gates LLP at (202) 778-9475.

Sincerely,

/s/Angela Brickl

Angela Brickl
Secretary
Rafferty Asset Management, LLC
Direxion Advisors, LLC

APPENDIX A

Direxion Auspice Broad Commodity Strategy ETF

Direxion NASDAQ-100® Equal Weighted Index Shares

Direxion Zacks MLP High Income Index Shares

150/50 ETFs

Direxion Russell 1000® Value Over Growth ETF

Direxion Russell 1000® Growth Over Value ETF

Direxion Russell Large Over Small Cap ETF

Direxion Russell Small Over Large Cap ETF

Direxion MSCI USA Cyclicals Over Defensives ETF

Direxion MSCI USA Defensives Over Cyclicals ETF

Direxion MSCI Emerging Over Developed Markets ETF

Direxion MSCI Developed Over Emerging Markets ETF

Direxion FTSE Russell US Over International ETF

Direxion FTSE Russell International Over US ETF

PortfolioPlus ETFs (Advised by Direxion Advisors, LLC)

PortfolioPlus S&P 500® ETF

PortfolioPlus S&P® Small Cap ETF

PortfolioPlus S&P® Mid Cap ETF

PortfolioPlus Emerging Markets ETF

PortfolioPlus Developed Markets ETF

PortfolioPlus Real Estate ETF

PortfolioPlus 20+ Year Treasury ETF

1X ETFs

Direxion Daily S&P 500® Bear 1X Shares

Direxion Daily 20+ Year Treasury Bear 1X Shares

Direxion Daily Total Bond Market Bear 1X Shares

Direxion Daily CSI 300 China A Share Bear 1X Shares

Direxion Daily Small Cap Bear 1X Shares

Direxion Daily Municipal Bond Taxable Bear 1X Shares

Direxion Daily CSI China Internet Index Bear 1X Shares

Direxion Daily MSCI Real Estate Bear 1X Shares

2X ETFs

Direxion Daily S&P 500® Bull 2X Shares

Direxion Daily Small Cap Bull 2X Shares

Direxion Daily CSI 300 China A Share Bull 2X Shares

Direxion Daily CSI China Internet Index Bull 2X Shares

Direxion Daily MSCI European Financials Bull 2X Shares

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares

3X ETFs

Direxion Daily Mid Cap Bull 3X Shares

Direxion Daily Mid Cap Bear 3X Shares

Direxion Daily S&P 500® Bull 3X Shares

Direxion Daily S&P 500® Bear 3X Shares

Direxion Daily Small Cap Bull 3X Shares

Direxion Daily Small Cap Bear 3X Shares

Direxion Daily Dow 30 Bull 3X Shares

Direxion Daily Dow 30 Bear 3X Shares

Direxion Daily S&P 500® High Beta Bull 3X Shares

Direxion Daily S&P 500® High Beta Bear 3X Shares

Direxion Daily MSCI Brazil Bull 3X Shares

Direxion Daily MSCI Brazil Bear 3X Shares

Direxion Daily MSCI Canada Bull 3X Shares

Direxion Daily MSCI Canada Bear 3X Shares

Direxion Daily FTSE China Bull 3X Shares

Direxion Daily FTSE China Bear 3X Shares

Direxion Daily MSCI Developed Markets Bull 3X Shares

Direxion Daily MSCI Developed Markets Bear 3X Shares

Direxion Daily MSCI Emerging Markets Bull 3X Shares

Direxion Daily MSCI Emerging Markets Bear 3X Shares

Direxion Daily FTSE Europe Bull 3X Shares

Direxion Daily MSCI India Bull 3X Shares

Direxion Daily MSCI India Bear 3X Shares

Direxion Daily MSCI Italy Bull 3X Shares

Direxion Daily MSCI Italy Bear 3X Shares

Direxion Daily MSCI Japan Bull 3X Shares

Direxion Daily Latin America Bull 3X Shares

Direxion Daily MSCI Mexico Bull 3X Shares

Direxion Daily MSCI Mexico Bear 3X Shares

Direxion Daily Russia Bull 3X Shares

Direxion Daily Russia Bear 3X Shares

Direxion Daily MSCI South Korea Bull 3X Shares

Direxion Daily MSCI South Korea Bear 3X Shares

Direxion Daily MSCI Turkey Bull 3X Shares

Direxion Daily Aerospace & Defense Bull 3X Shares

Direxion Daily Aerospace & Defense Bear 3X Shares

Direxion Daily S&P Biotech Bull 3X Shares

Direxion Daily S&P Biotech Bear 3X Shares

Direxion Daily Communication Services Index Bull 3X Shares

Direxion Daily Communication Services Index Bear 3X Shares

Direxion Daily Consumer Discretionary Bull 3X Shares

Direxion Daily Consumer Discretionary Bear 3X Shares

Direxion Daily Consumer Staples Bull 3X Shares

Direxion Daily Consumer Staples Bear 3X Shares

Direxion Daily Energy Bull 3X Shares

Direxion Daily Energy Bear 3X Shares

Direxion Daily Financial Bull 3X Shares

Direxion Daily Financial Bear 3X Shares

Direxion Daily Gold Miners Index Bull 3X Shares

Direxion Daily Gold Miners Index Bear 3X Shares

Direxion Daily Healthcare Bull 3X Shares

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Direxion Daily Homebuilders & Supplies Bear 3X Shares

Direxion Daily Industrials Bull 3X Shares

Direxion Daily Industrials Bear 3X Shares

Direxion Daily Dow Jones Internet Bull 3X Shares

Direxion Daily Dow Jones Internet Bear 3X Shares

Direxion Daily Junior Gold Miners Index Bull 3X Shares

Direxion Daily Junior Gold Miners Index Bear 3X Shares

Direxion Daily Metals & Mining Bull 3X Shares

Direxion Daily Metals & Mining Bear 3X Shares

Direxion Daily Natural Gas Related Bull 3X Shares

Direxion Daily Natural Gas Related Bear 3X Shares

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares

Direxion Daily Pharmaceutical & Medical Bull 3X Shares

Direxion Daily Pharmaceutical & Medical Bear 3X Shares

Direxion Daily MSCI Real Estate Bull 3X Shares

Direxion Daily MSCI Real Estate Bear 3X Shares

Direxion Daily Regional Banks Bull 3X Shares

Direxion Daily Regional Banks Bear 3X Shares

Direxion Daily Retail Bull 3X Shares

Direxion Daily Retail Bear 3X Shares

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares

Direxion Daily Semiconductor Bull 3X Shares

Direxion Daily Semiconductor Bear 3X Shares

Direxion Daily Technology Bull 3X Shares

Direxion Daily Technology Bear 3X Shares

Direxion Daily Transportation Bull 3X Shares

Direxion Daily Transportation Bear 3X Shares

Direxion Daily Utilities Bull 3X Shares

Direxion Daily Utilities Bear 3X Shares

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Direxion Daily 20+ Year Treasury Bull 3X Shares

Direxion Daily 20+ Year Treasury Bear 3X Shares